Investments in Associates and Joint Ventures - Summarized Financial Information of the Group's Principal Associates and Joint Ventures (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure of associates and joint ventures [Line Items]
Registered Capital	¥ 183,021	¥ 183,021
China Marine Bunker (PetroChina) Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital	¥ 1,000
Principal Activities	Oil import and export trade and transportation, sale and storage
Joint Venture, Interest Indirect %	50.00%	50.00%
Mangistau Investment B.V. [Member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	Netherlands
Registered Capital | $			$ 131
Principal Activities	Engages in investing activities, the principle activities of its main subsidiaries are exploration, development and sale of oil and gas.
Joint Venture, Interest Indirect %	50.00%	50.00%
Trans-Asia Gas Pipeline Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital	¥ 5,000
Principal Activities	Main contractor, investment holding, investment management, investment consulting, enterprise management advisory, technology development, promotion and technology consulting
Joint Venture, Interest Indirect %	50.00%	50.00%
China Oil & Gas Piping Network Corporation ("PipeChina") [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital	¥ 500,000
Principal Activities	Pipeline transport, storage service, import of equipment, import and export of techniques, science and technology research, research and application of informatization, technology consulting, technology service, technology transfer, promotion of technology
Associate, Interest Direct %	29.90%
China Petroleum Finance Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital	¥ 16,395
Principal Activities	Deposits, loans, settlement, lending, bills acceptance discounting, guarantee and other banking business
Associate, Interest Direct %	32.00%	32.00%
CNPC Captive Insurance Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital	¥ 6,000
Principal Activities	Property loss insurance, liability insurance, credit insurance and deposit insurance; as well as the application of the above insurance reinsurance and insurance capital business
Associate, Interest Direct %	49.00%	49.00%